Commitments and Contingencies - Additional Information (Detail) - USD ($)			7 Months Ended
	Dec. 05, 2020	Dec. 04, 2020	Dec. 31, 2020	Dec. 31, 2019
Common stock, shares authorized			300,000,000	20,000,000
Ordinary shares, par value			$ 0.00001	$ 0.00001
Letters of credit outstanding amount			$ 1,300,000	$ 1,600,000
Non-cancelable purchase commitments			0	$ 400,000
Media Relation [Member]
Cash Fee Payable until Consummation of A Business Combination		$ 15,000
Cash Fee Payable at the closing of The Business Combination		200,000
Cash Fee Payable as a Discretionary Performance Bonus Upon Consummation of A Business Combination		$ 200,000
Media Relation [Member] | Accrued Liabilities [Member]
Other Noninterest Expense			$ 4,839
Colonnade Acquisition Corp.
Percentage of holders entitled to make demands			40.00%
Underwriting fee, per unit			$ 0.35
Deferred underwriting fees payable			$ 7,000,000
Colonnade Acquisition Corp. | CO Placement Agent [Member]
Percentage of Cash fee amount agreed to Pay	50.00%	50.00%
Percentage of gross Proceeds of the Sale of Available for Sale Securities Equity	3.50%	3.50%
Minimum Fee Payable Under Agreement	$ 2,200,000	$ 1,000,000
Reimbursable Expenses under Agreement		$ 50,000
Cash Fee Payable at the closing of The Business Combination	$ 2,800,000
Colonnade Acquisition Corp. | Ouster Pub Co Common Stock [Member] | Merger Agreement [Member]
Common stock, shares authorized			1,500,000,000
Ordinary shares, par value			$ 10.00